Finance income (costs), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance costs
Total finance costs	€ (7,280)	€ (4,777)	€ (2,818)
Finance income
Other interest income	2,208	5	358
Total finance income	2,208	5	358
Finance income (costs), net	(5,072)	(4,772)	(2,460)
Revolving credit facility
Finance costs
Interest expense	(3,113)	(1,861)	(401)
Leases
Finance costs
Interest expense	€ (4,167)	€ (2,916)	€ (2,417)